Annual Total Returns[BarChart] - Federated Hermes Fund for U.S. Government Securities II - Federated Hermes Fund for U S Government Securities II	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.78%	2.98%	(2.05%)	4.62%	0.52%	1.61%	1.92%	0.45%	5.90%	5.21%